Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31, 2018	January 31, 2017
Cost
Customer agreements and relationships	162,772	125,057
Existing technology	174,506	137,587
Trade names	7,532	6,314
Non-compete covenants	5,980	2,916
	350,790	271,874
Accumulated amortization
Customer agreements and relationships	73,621	56,509
Existing technology	92,304	64,879
Trade names	4,221	3,335
Non-compete covenants	2,643	1,706
	172,789	126,429
Net	178,001	145,445